EQUITABLE AMERICA

Julie Collett

Senior Director and Counsel

(303) 902-9135

Julie.Collett@equitable.com

August 16, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Equitable Financial Life Insurance Company of America

Form N-4 Registration Statement

EQUI-VEST® (Series 902)

Variable Account AA

Commissioners:

On behalf of Equitable Financial Life Insurance Company of America (“Equitable America”), we are filing pursuant to Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (“1940 Act”), the above-referenced Registration Statement with respect to Variable Account AA.

This Registration Statement relates to a new version of EQUI-VEST® (Series 901) named (Series 902) which is also a variable and indexed linked premium deferred annuity contract and will be issued by Equitable America with variable investment options funded through Variable Account AA. The contract will be offered and sold through both Equitable America’s wholesale distribution channel and its retail distribution channel. To this end, the principal underwriters of Variable Account AA and the distributors of the EQUI-VEST® (Series 902) contracts are Equitable Distributors, LLC and Equitable Advisors, Inc., both of which are affiliates of Equitable America.

Equitable America EQUI-VEST® (Series 902) and EQUI-VEST® (Series 901) issued by Equitable Financial Life Insurance Company (“Equitable Financial”) are materially identical except EQUI-VEST® (Series 902) does not offer the optional Personal Income Benefit or the optional Maximum transfer flexibility investment allocation method, has a lower maximum base contract charge, has our updated third party transfer or exchange fee and offers different variable investment options. EQUI-VEST® (Series 901) is covered by Equitable Financial’s Form N-4 Registration Statement File No. 333-130988 and has been offered continuously since it became effective under the 1933 Act. EQUI-VEST® (Series 902) will generally replace EQUI-VEST® (Series 901) for new offers and sales in all states except New York.

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff of the disclosure in Equitable America’s EQUI-VEST® (Series 902). The disclosure set forth in this Registration Statement is not substantially different from disclosure that has been previously filed with the Commission and commented on by the Staff in relation to the EQUI-VEST® (Series 902) prospectus under Equitable Financial’s Form N-4 Registration Statement File No. 333-130988 notwithstanding the differences noted above.

We would greatly appreciate the Staff’s effort in providing us with comments before September 20, 2022, or as soon as practicable thereafter. We will file a Pre-Effective Amendment that will address any Staff comments to the prospectus. Also, we will provide any additional exhibits that might be necessary.

Please contact the undersigned if you have any questions or comments.

Very truly yours,

/s/ Julie Collett
Julie Collett